NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND
NUVEEN SYMPHONY FLOATING RATE INCOME FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED JANUARY 31, 2012
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Symphony Credit Opportunities Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001071336
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 12, 2012
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Supplement [Text Block]	nit1071336_SupplementTextBlock
NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND
NUVEEN SYMPHONY FLOATING RATE INCOME FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED JANUARY 31, 2012
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Symphony Credit Opportunities Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

Nuveen Symphony Credit Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1071336_SupplementTextBlock
NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND
NUVEEN SYMPHONY FLOATING RATE INCOME FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED JANUARY 31, 2012
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Symphony Credit Opportunities Fund—Fees and Expenses of the Fund” will be deleted in its entirety.